Average Annual Total Returns - TCW New America Premier Equities Fund	Mar. 01, 2021
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%	[1]
Since Inception	17.19%	[1]
Inception Date	Jan. 29, 2016	[1]
Class I
Average Annual Return:
1 Year	27.76%
Since Inception	24.28%
Inception Date	Jan. 29, 2016
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	27.76%
Since Inception	23.62%
Inception Date	Jan. 29, 2016
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	16.43%
Since Inception	19.68%
Inception Date	Jan. 29, 2016
Class N
Average Annual Return:
1 Year	27.44%
Since Inception	24.15%
Inception Date	Jan. 29, 2016

[1]

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities in the Russell 3000® Index based on a combination of their market cap and current index membership.